Income Taxes - Reconciliation of Partnership's Total Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at beginning of the year	$ 2,174	$ 4,047	$ 6,779
Decreases for positions related to prior years	(930)	(3,376)	(3,082)
Increases for positions related to the current year	166	1,503	350
Balance of unrecognized tax benefits as at end of the year	$ 1,410	$ 2,174	$ 4,047